Stock Options and Warrants	6 Months Ended
Jun. 30, 2012
Stock Options And Warrants
Stock Options and Warrants

3.	Stock Options and Warrants

Stock Options

The Q Therapeutics, Inc. stock option plan, originally approved on April 10, 2002 and subsequently amended (the “2002 Plan”), provides for the grant of incentive options, nonqualified options, and shares of restricted stock. Under the terms of the 2002 Plan, there are 4,586,373 common shares available for grant to employees, officers, directors and consultants. The Board of Directors determines the terms of each grant. Generally, the options have a vesting period of 4 years with 25% vesting after the first year of service and monthly thereafter, and have a 10-year contractual life. Certain stock options have provisions to accelerate vesting upon the occurrence of certain events. The 2002 Plan converted to a Q Holdings, Inc. plan in connection with the merger discussed in Note 1. As of October 13, 2011, there were 228,472 common shares available to be issued under the 2002 Plan.

On October 13, 2011, the 2011 Stock Option Plan for Q Holdings, Inc. (the “2011 Plan”) was adopted, authorizing 1,500,000 common shares available for grant to employees, officers, directors and consultants. On October 13, 2011, a majority of stockholders approved the 2011 Plan adopted by the Board of Directors and approved a total of 1,728,472 shares for issuance under the 2011 Plan with the remaining 228,472 shares previously available under the 2002 Plan made available for issuance under the 2011 Plan. As of June 30, 2012, there were 878,472 shares available for option grants under the 2011 Plan.

Stock-based compensation for the three months ended June 30, 2012 and 2011 was $26,159 and $7,213, respectively. Stock-based compensation for the six months ended June 30, 2012 and 2011 was $55,467 and $14,541, respectively. As of June 30, 2012, the Company had $311,193 of unrecognized stock-based compensation expense related to non-vested awards that will be recognized over a weighted-average period of 3.35 years.

In conjunction with the 2011 reverse merger, the options to purchase preferred stock in Q Therapeutics, Inc. were exchanged for options to purchase common stock in Q Holdings, Inc. Each option in Q Therapeutics, Inc. was exchanged for 2.1633835 options in Q Holdings, Inc. with the exercise price adjusted down by the same factor, and all other terms remained unchanged.

The following sets forth the outstanding common stock options and related activity for the six months ended June 30, 2012:

	Number of Options	Weighted Average Exercise Price Per Share

Outstanding as of December 31, 2011	3,156,948	$0.14
Granted	850,000	1.00
Exercised	-	-
Forfeited	-	-

Outstanding as of March 31, 2012	4,006,948	0.32
Granted	-	-
Exercised	-	-
Forfeited	(149,057)	0.08

Outstanding as of June 30, 2012	3,857,891	0.33

The aggregate intrinsic value of outstanding stock options as of June 30, 2012 was approximately $2,580,000.

The fair value of each stock-based compensation award granted during the six months ended June 30, 2012, was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Risk-free interest rate	2.61 - 3.36%
Expected stock price volatility	62.19%
Expected dividend yield	0%
Expected life of options	5.5 – 6.5 years

The following summarizes information about stock options outstanding as of June 30, 2012:

Exercise Price	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Options Exercisable	Weighted Average Exercise Price

$0.06 – 0.08	935,051	7.52	$0.08	935,051	$0.08
$0.15 – 0.19	2,072,840	6.75	0.17	1,952,653	0.17
$1.00	850,000	9.51	1.00	106,250	1.00

	3,857,891	7.54	0.33	2,993,954	0.17

Warrants

In conjunction with the reverse merger, the warrants to purchase preferred stock in Q Therapeutics, Inc. were exchanged for warrants to purchase common stock in Q Holdings, Inc. Each warrant in Q Therapeutics, Inc. was exchanged for 2.1633835 warrants in Q Holdings, Inc. and the exercise price was adjusted down by the same factor. All other terms remained unchanged. Warrants were issued in 2012 and 2011 related to the bridge funding and private placement.

In connection with certain stock offerings and debt issuances, the Company has issued warrants to purchase common stock. The following summarizes information about stock warrants as of June 30, 2012, all of which are exercisable:

Warrants	Year of Expiration	Number of Shares	Exercise Price

Common stock warrants issued for previously issued Series A2 warrants	2015	132,797	$0.046

Common stock warrants issued for previously issued Series B warrants	2015	823,347	1.035

Common stock warrants issued for previously issued Series B warrants	2017	192,242	0.532

Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	1,816,644	1.00

Warrants issued in conjunction with bridge notes (August 31, 2011)	2018	916,644	2.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	1.00

Warrants issued in conjunction with private placement (October 13 and December 30, 2011)	2018	3,828,047	2.00

Warrants issued for fees in conjunction with reverse merger (October 13 and December 30, 2011)	2018	22,750	1.20

Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	1.00

Warrants issued in conjunction with private placement (February 2 and March 30, 2012)	2019	190,000	2.00

Warrants issued for fees in conjunction with private placement (February 2 and March 30, 2012)	2019	19,000	1.20

Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	1.00

Warrants issued in conjunction with asset purchase agreement (April 9, 2012)	2019	10,000	2.00

		11,979,518

Each warrant with an exercise price of $1.00 or $2.00 per share may be redeemed by the Company at a price of $0.001 per share in the event (i) the closing sales price of the Company’s common stock is at least $1.50 for the $1.00 warrants or $3.00 for the $2.00 warrants for ten consecutive trading days and (ii) there is an effective public registration statement covering the resale of the common stock issuable upon the exercise of the warrants.